Investment Risks	Mar. 06, 2026
AVIP S&P 500® Index Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk -- To the extent that the Portfolio becomes non-diversified as necessary to approximate the composition of the Index, the Portfolio may hold larger positions in a smaller number of companies than a diversified portfolio. As a result, an adverse change in the financial condition, business, or market sentiment toward that issuer could have a greater negative impact on the Portfolio’s performance than if the Portfolio’s assets were more broadly diversified across a larger number of companies.